Summary of Significant Accounting Policies - Other (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended					6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2022	Jan. 01, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Accumulated amortization of goodwill		$ 76,883	$ 76,883				$ 76,883		$ 76,883
Goodwill		97,053	97,053		$ 97,053		97,053		97,053	$ 97,053			$ 14,616
Amortization of intangible assets		1,700		$ 1,700			3,400	$ 3,300	6,700	5,600
Goodwill impairment charges			0		0	$ 76,900				76,883
Loss before income taxes		(7,318)		(6,570)			(13,607)	(13,635)	(24,676)	(146,410)
Net loss		(5,713)		(6,094)			(10,589)	(12,528)	(21,947)	(129,171)
Right-of-use operating lease assets		11,260					11,260
Lease liabilities recognized		11,255					11,255
Inventory write-offs										5,432
Loss on disposal of property, plant and equipment		(184)		$ 25			(289)	$ (243)	(243)	(7,750)
Impairment losses on property, plant and equipment									0	0
Intangible assets, net		$ 122,565	125,914		$ 132,339		$ 122,565		125,914	132,339
Impairment losses on intangible assets									0	0
Non cash impairment losses on intangible assets										5,200
Advertising expenses									2,900	2,700
Pre-tax restructuring charges										13,900
Lease termination expenses										5,600
Employee termination costs										8,300
Restructuring costs									2,000
Restructuring liabilities outstanding			0						0
Selling, general and administrative expenses
Summary of Significant Accounting Policies
Shipping and handling costs									$ 19,900	15,900
Equipment acquired under S&D acquisition
Summary of Significant Accounting Policies
Loss on disposal of property, plant and equipment	$ 5,800
ASU 2017-04
Summary of Significant Accounting Policies
Accumulated amortization of goodwill												$ (6,600)
Goodwill												$ 6,600
Goodwill impairment charges										76,900
Loss before income taxes										62,200
Net loss										63,200
ASU 2016-02
Summary of Significant Accounting Policies
Practical expedients election									true
ASU 2016-02 | Adjustment
Summary of Significant Accounting Policies
Right-of-use operating lease assets			13,000						$ 13,000		$ 17,000
Lease liabilities recognized			$ 13,000						$ 13,000		$ 17,000
Goodwill, | ASU 2017-04
Summary of Significant Accounting Policies
Amortization of intangible assets										$ 14,600
Westrock Coffee Company, LLC. | Falcon Coffees Limited
Summary of Significant Accounting Policies
Percentage of ownership interest							85.00%		85.00%